BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of borrowings
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2023				December 31, 2022
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)(3)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	8.9	7	$6,672	$6,501	8.2	7	$6,612	$5,945
Wind	6.0	7	2,376	2,308	5.2	8	2,331	2,230
Utility-scale Solar	5.8	13	4,017	3,941	5.5	13	4,041	3,926
Distributed energy & sustainable solutions	5.4	11	766	738	3.0	11	796	746
Total	7.3	9	$13,831	$13,488	6.6	9	$13,780	$12,847
Add: Unamortized premiums(4)			13				17
Less: Unamortized financing fees(4)			(74)				(82)
Less: Current portion			(999)				(1,299)
			$12,771				$12,416
(1)Includes $21 million (2022: $1 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $15 million (2022: $15 million) outstanding to an associate of Brookfield. Refer to Note 18 - Related party transactions for more details.
(3)Excluding credit facilities total weighted-average term is 9 years.
(4)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The following table outlines the financing and refinancing completed for the period ended June 30, 2023:

Period Closed	Region	Technology	Average Interest rate		Maturity	Carrying Value
Q2 2023	Brazil	Wind	CDI	Financing	2024	BRL $450 million ($93 million)
(1) Benchmarked financings bear a variable interest at the applicable rate plus a margin.